Commitments and Contingencies	6 Months Ended
Jun. 30, 2016
Commitments And Contingencies
Commitments and Contingencies

NOTE J – Commitments and Contingencies

   Various creditors have brought legal proceedings for collections of their claims against the Company.  Judgments payable at June 30, 2016 and December 31, 2015 are $-0- and $1,138,264 respectively.